SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended
	Mar. 08, 2021	Dec. 17, 2018
Mizrachi [Member]
Debt Instrument [Line Items]
Repayment of loan facility	$ 8,333
New loan facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 25,000
Debt instrument, description of variable rate basis		LIBOR
Debt instrument, basis spread on variable rate		5.70%
Debt instrument, maturity date		Dec. 31, 2021
Guarantee limit of credit facility		$ 33,000